Expense Example, No Redemption {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-13 - Fidelity Latin America Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Latin America Fund: Class A
Expense Example, No Redemption:
1 Year	$ 703
3 Years	972
5 Years	1,262
10 Years	2,084
Fidelity Advisor Latin America Fund: Class M
Expense Example, No Redemption:
1 Year	506
3 Years	834
5 Years	1,185
10 Years	2,173
Fidelity Advisor Latin America Fund: Class C
Expense Example, No Redemption:
1 Year	211
3 Years	652
5 Years	1,119
10 Years	2,219
Fidelity Advisor Latin America Fund: Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Fidelity Advisor Latin America Fund: Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049